Other liabilities and provisions (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other liabilities and provisions
Liabilities from payroll	€ 279	€ 301
Accruals for vacation and overtime	228	190
Employee bonus	211	397
Accruals for compensation of Supervisory board	135	180
Accrual for warranty	73	241
Accruals for licenses	48	62
Accruals for education and training	47
Accruals for commissions	37	38
Liabilities from VAT	30	32
Accruals for wage continuation	26
Accruals for employer's liability insurance coverage	15	16
Customers with a credit balance	13	8
Accrual for restructuring	2	604
Security deposit		178
Others	56	82
Total	€ 1,200	€ 2,329